SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Basic and Diluted Net Loss Per Share) (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Antidilutive Securities	700,000
Stock Warrants
Antidilutive Securities	2,268,750